Summary of Principal Accounting Policies - Summary Of Impact Of Adoption Of New Lease Standard (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Detail Of Impact Of Adoption Of New Lease Standard [Line Items]
Property, plant and equipment	¥ 1,783,224		¥ 1,709,388
Right-of-use assets	254,736
Advance operating lease payments			78,240
Current prepayments and other current assets	103,127		89,345
Total assets	2,732,910		2,440,877	¥ 2,413,499
Lease liabilities	171,536	¥ 163,196
Other non-current liabilities	12,815		16,339
Total liabilities	¥ 1,288,605		¥ 1,031,986	¥ 1,035,511
Previously stated [member]
Disclosure Detail Of Impact Of Adoption Of New Lease Standard [Line Items]
Property, plant and equipment		1,709,388
Advance operating lease payments		78,240
Current prepayments and other current assets		89,345
Other non-current liabilities		16,339
Adjustments Due To Application Of IFRS Sixteen [Member]
Disclosure Detail Of Impact Of Adoption Of New Lease Standard [Line Items]
Property, plant and equipment		(527)
Right-of-use assets		240,642
Advance operating lease payments		(76,374)
Current prepayments and other current assets		(903)
Total assets		162,838
Lease liabilities		163,196
Other non-current liabilities		(358)
Total liabilities		162,838
Restated One [Member]
Disclosure Detail Of Impact Of Adoption Of New Lease Standard [Line Items]
Property, plant and equipment		1,708,861
Right-of-use assets		240,642
Advance operating lease payments		1,866
Current prepayments and other current assets		88,442
Lease liabilities		163,196
Other non-current liabilities		¥ 15,981